Cover	Jun. 24, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2021
Entity File Number	001-39457
Entity Registrant Name	Electric Last Mile Solutions, Inc.
Entity Central Index Key	0001784168
Entity Tax Identification Number	84-2308711
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1055 W. Square Lake Road
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48098
City Area Code	(888)
Local Phone Number	825-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, $0.0001 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	ELMS
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	ELMSW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Forum Merger III Corporation
Entity Address, Address Line Two	1615 South Congress Avenue
Entity Address, Address Line Three	Suite 103
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33445